DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [abstract]
Summary detailing the determination of the loss upon classification as assets held for sale and the subsequent fair value movements
2023
Fair value of the previously subsidiary The Body Shop (a)	826,560
Incremental transaction costs on sale	(64,288)
Fair value less selling costs	762,272

Net assets of the previously subsidiary The Body Shop (b)	(4,770,016)
Impairment loss	(4,007,744)

Balance after recognition of loss due to impairment	762,272

Adjustments to the fair value of assets held for sale	91,824

Balances on the date of derecognition	854,096
(a)	It reflects the best estimate of the fair value of the operations on the date the criteria for classification as assets held for sale were met, on October 31, 2023. These estimates reflect the consideration agreed upon with the buyer, presented in the table below, reflecting the translation rate from British pounds to Brazilian real on that date.
(b)	It reflects the carrying amount of the operation reclassified to non-current assets held for sale on the date when the aforementioned criteria were met, on October 31, 2023.

Schedule of breakdown of results presented in discontinued operations in the income statement
	2023	2022	2021
Cash Consideration received for the sale to the previously controlled Aesop	12,429,175	-	-
Net assets of the previously controlled Aesop, derecognized	(1,140,751)	-	-
Accumulated gains in other comprehensive income from currency translation	115,168	-	-
Incremental transaction costs on sale	(289,686)	-	-
Income tax and social contribution	(3,736,138)	-	-
Net gain on the sale of the previously controlled Aesop	7,377,768	-	-

Fair value of the consideration receivable from the sale of the previously subsidiary The Body Shop		-	-
Fixed amount receivable upon completion	22,915	-	-
Fixed amount receivable in 2028	320,153	-	-
Contingent consideration	486,429	-	-
Total fair value of the consideration	829,497	-	-

Impairment loss	(4,007,744)	-	-
Assets derecognized(1)	(762,272)	-	-
Adjustments to the fair value of assets	(91,824)	-	-
Conversion gains rolled into other comprehensive income	1,622,436	-	-
Incremental transaction costs on sale	(64,288)	-	-
Income tax and social contribution	1,392,855	-	-
Net loss on the sale of the previously controlled The Body Shop	(1,081,340)	-	-

Net gain on the sale of subsidiaries	6,296,428	-	-

Loss before taxes from discontinued operations	(867,308)	(570,444)	339,984
Income tax and social contribution	127,337	(27,211)	(249,251)
Loss from discontinued operations	(739,971)	(597,655)	90,733

Total discontinued operations	5,556,457	(597,655)	90,733

(1) On transaction date Aesop and The Body Shop presents Cash and Cash Equivalent in the amount of R$ 400,585 and R$ 214,387, respectively

Schedule of results in discontinued operations
	2023	2022	2021
Net revenue	5,578,990	7,125,967	8,421,961
Cost of sales	(1,137,127)	(1,384,258)	(1,480,222)
Gross profit	4,441,863	5,741,709	6,941,739

Operating (expenses) income	(5,185,984)	(6,196,273)	(6,482,868)
Selling, marketing, and logistics expenses	(3,139,196)	(3,996,851)	(4,613,032)
Administrative, R&D, IT and projects expenses	(1,432,107)	(1,688,874)	(1,741,233)
Other operating income (expenses), net (a)	(614,681)	(510,548)	(128,603)

Operating profit (loss) before financial result	(744,121)	(454,564)	458,871

Financial results	(123,187)	(115,880)	(118,887)

Net income (loss) before income tax and social contribution	(867,308)	(570,444)	339,984
Income tax and social contribution	127,337	(27,211)	(249,251)

Net income (loss) for the year	(739,971)	(597,655)	90,733

Schedule of net cash flows incurred by the discontinued operations
	2023	2022

Operational activities	(5,992,000)	1,185,485
Investment activities	12,287,226	(336,953)
Financing activities	(584,118)	(1,123,031)
Net cash generated (consumed)	5,711,108	(274,499)